Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	Years ended December 31,
	2021	2022
	RMB	RMB	US$
Non-PRC	-	-	-
PRC	(46,482)	(57,662)	(8,360)
	(46,482)	(57,662)	(8,360)

Schedule of Income Tax Expenses	The following table presents the composition of income tax expenses for the years ended December 31, 2021 and 2022:
	Years ended December 31,
	2021	2022
	RMB	RMB	US$
Current income tax expense	2,582	5	1
Deferred income tax expense	-	-	-
	2,582	5	1

Schedule of Effective Tax Rate and the Statutory Income Tax Rate	The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:
	Years ended December 31,
	2021	2022
	RMB	RMB	US$
Loss before provision for income taxes	(46,482)	(57,662)	(8,360)
Income tax benefit computed at an applicable tax rate of 25%	11,621	14,416	2,090
Prior year provision to return true up	702	(3800)	(551)
Change in valuation allowance	(9,741)	(10,611)	(1,538)
	2,582	5	1

Schedule of Deferred Income Taxes Reflect the Net Tax Effects	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:
	Years ended December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets:	-	-	-
Intra-group transaction	24,540	35,151	5,096
Total deferred tax assets	24,540	35,151	5,096
Less: valuation allowance	(24,540)	(35,151)	(5,096)
Deferred tax assets, net	-	-	-

Schedule of Net Operating Tax Loss Carry Forwards	As of December 31, 2022, net operating tax loss carry forwards in PRC is expected to expire as follows:
	As of December 31, 2022
	RMB	US$
Net Operating Tax Loss Carry Forward:
2023	716	104
2024	21,197	3,073
2025	12,820	1,859
2026	15,466	2,242
2027	54,871	7,956
	105,070	15,234